Financial instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
This note provides information about the Group’s financial instruments, including:
•an overview of all financial instruments held by the Group;
•the classification of the financial instruments;
•the line item on the consolidated statement of financial position in which the financial instrument is included;
•the financial instrument’s book and fair value.
The Group holds the following financial instruments:
Financial assets

(in €‘000)	Notes	At amortized cost	Fair value through PL	Fair value through OCI	Total book value	Total fair value
As at December 31, 2022
Non-current other financial assets	19	24,105	9,198	31,389	64,693	64,693
Current other financial assets	19	601	—	—	601	601
Trade and other receivables	20	44,776	—	—	44,776	44,776
Cash and cash equivalents	22	83,022	—	—	83,022	83,022
Total		152,504	9,198	31,389	193,092	193,092
As at December 31, 2023
Non-current other financial assets	19	32,383	3,700	16,557	52,641	52,641
Current other financial assets	19	1,776	—	—	1,776	1,776
Trade and other receivables	20	49,877	—	—	49,877	49,877
Cash and cash equivalents	22	44,585	—	—	44,585	44,585
Total		128,621	3,700	16,557	148,879	148,879
Due to the highly liquid nature of cash and cash equivalents and the pledged bank balances classified within non-current other financial assets, their carrying amount is considered to be the same as their fair value. Due to the short-term nature of trade and other receivables, their carrying amount is considered to be the same as their fair value.
Financial liabilities

(in €‘000)	Notes	At amortized cost	Fair value through PL	Total book value	Total fair value
As at December 31, 2022
Borrowings	25	269,033	—	269,033	272,641
Non-current lease liabilities	17	44,044	—	44,044	N/A
Current lease liabilities	17	7,280	—	7,280	N/A
Trade and other payables	28	51,263	—	51,263	51,263
Warrant liabilities	27	—	1,296	1,296	1,296
Total		371,620	1,296	372,916	325,200
As at December 31, 2023
Borrowings	25	350,722	—	350,722	374,525
Non-current lease liabilities	17	71,563	—	71,563	N/A
Current lease liabilities	17	11,927	—	11,927	N/A
Trade and other payables	28	74,213	—	74,213	74,213
Warrant liabilities	27	—	—	—	—
Derivative liabilities	29	—	7,442	7,442	7,442
Total		508,425	—	508,425	448,738
Due to the short-term nature of the trade and other payables, their carrying amount is considered to be the same as their fair value.